Schedule of Investments (unaudited)	iShares® Global REIT ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.4%
Abacus Group	1,276,129	$922,108
Abacus Storage King	1,280,236	1,070,549
Arena REIT	863,031	2,190,648
BWP Trust	1,287,966	3,021,225
Centuria Industrial REIT	1,229,505	2,562,673
Centuria Office REIT	1,182,062	964,487
Charter Hall Long Wale REIT	1,551,114	3,628,180
Charter Hall Retail REIT	1,149,080	2,629,119
Charter Hall Social Infrastructure REIT	839,256	1,411,372
Cromwell Property Group	3,200,318	871,422
Dexus	2,608,511	12,026,685
Dexus Industria REIT	535,669	1,017,096
Goodman Group	4,486,301	103,571,131
GPT Group (The)	4,611,389	14,046,376
Growthpoint Properties Australia Ltd.	649,660	992,621
HealthCo REIT	1,130,419	882,560
HomeCo Daily Needs REIT	4,231,195	3,526,210
Hotel Property Investments Ltd.	447,286	993,136
Mirvac Group	9,474,477	13,340,132
National Storage REIT	3,237,979	5,254,659
Region RE Ltd.	2,802,721	4,173,289
Scentre Group	12,492,591	28,488,448
Stockland	5,761,646	17,402,532
Vicinity Ltd.	9,056,337	12,557,512
Waypoint REIT Ltd.	1,565,999	2,600,852
		240,145,022
Belgium — 1.0%
Aedifica SA	114,507	7,278,363
Ascencio	10,891	539,517
Care Property Invest NV	88,324	1,315,263
Cofinimmo SA	88,322	5,678,439
Home Invest Belgium SA, NVS(a)	24,546	458,407
Montea NV	42,812	3,713,326
Retail Estates NV	28,200	1,923,894
Shurgard Self Storage Ltd.	74,444	2,910,505
Warehouses De Pauw CVA	411,110	11,136,627
Xior Student Housing NV	80,886	2,719,984
		37,674,325
Canada — 2.2%
Allied Properties REIT	305,379	3,660,611
Boardwalk REIT	96,857	5,471,949
Canadian Apartment Properties REIT	401,693	13,965,352
Choice Properties REIT	660,223	6,627,813
Crombie REIT	257,973	2,548,620
Dream Industrial REIT	664,143	6,484,372
First Capital Real Estate Investment Trust	508,970	6,034,722
Granite REIT	151,495	8,140,669
H&R Real Estate Investment Trust	607,680	4,229,750
InterRent REIT	318,527	2,941,527
Killam Apartment REIT	279,851	3,755,940
NorthWest Healthcare Properties REIT	514,914	1,868,482
Prinmaris REIT	241,092	2,378,353
RioCan REIT	717,989	9,298,260
SmartCentres Real Estate Investment Trust	311,026	5,402,096
		82,808,516
China — 0.0%
Yuexiu REIT	5,663,000	709,954

France — 1.7%
ARGAN SA, NVS	29,246	2,390,225
Security	Shares	Value

France (continued)
Carmila SA	137,410	$2,481,871
Covivio SA/France	133,204	6,856,969
Gecina SA	124,780	12,370,404
ICADE	74,716	1,660,632
Klepierre SA	495,141	14,178,146
Mercialys SA	229,824	2,912,091
Unibail-Rodamco-Westfield, New	247,755	18,527,421
		61,377,759
Germany — 0.0%
Hamborner REIT AG	182,392	1,283,207

Guernsey — 0.0%
Regional REIT Ltd.(b)	333,559	563,881

Hong Kong — 0.8%
Champion REIT(a)	4,515,000	917,233
Fortune REIT	3,316,000	1,587,687
Link REIT	6,145,620	25,928,500
Prosperity REIT(a)	2,856,000	486,375
Sunlight REIT	2,460,000	534,747
		29,454,542
India — 0.4%
Embassy Office Parks REIT	2,111,735	9,147,205
Mindspace Business Parks REIT(b)	525,509	2,150,960
Nexus Select Trust, NVS	812,473	1,484,656
		12,782,821
Ireland — 0.0%
Irish Residential Properties REIT PLC	1,028,199	1,023,747

Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA(a)(c)	166,800	364,936

Japan — 5.7%
Activia Properties Inc.	1,646	3,893,918
Advance Logistics Investment Corp.	1,512	1,203,315
Advance Residence Investment Corp.	3,204	6,721,899
AEON REIT Investment Corp.	4,261	3,682,005
Comforia Residential REIT Inc.	1,658	3,439,642
CRE Logistics REIT Inc.	1,458	1,405,569
Daiwa House REIT Investment Corp.	5,407	8,701,566
Daiwa Office Investment Corp.	1,265	2,478,093
Daiwa Securities Living Investments Corp.	4,782	3,252,801
Frontier Real Estate Investment Corp.	1,232	3,571,456
Fukuoka REIT Corp.	1,761	1,843,652
Global One Real Estate Investment Corp.	2,341	1,582,048
GLP J-REIT	11,123	9,744,675
Hankyu Hanshin REIT Inc.	1,532	1,360,644
Health Care & Medical Investment Corp.	743	616,744
Heiwa Real Estate REIT Inc.	2,330	2,040,653
Hoshino Resorts REIT Inc.	591	2,044,569
Hulic REIT Inc.	3,041	2,894,580
Ichigo Office REIT Investment Corp.	2,670	1,491,002
Industrial & Infrastructure Fund Investment Corp.	5,580	4,604,987
Invincible Investment Corp.	18,423	8,344,696
Japan Excellent Inc.	2,969	2,361,798
Japan Hotel REIT Investment Corp.	11,203	5,722,720
Japan Logistics Fund Inc.	2,133	3,649,114
Japan Metropolitan Fund Invest	16,296	10,175,190
Japan Prime Realty Investment Corp.	2,206	4,799,693
Japan Real Estate Investment Corp.	3,215	11,151,248
KDX Realty Investment Corp.	9,598	9,895,300
LaSalle Logiport REIT	4,556	4,495,099
Mirai Corp.(a)	4,594	1,369,799

Schedule of Investments (unaudited) (continued)	iShares® Global REIT ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mitsubishi Estate Logistics REIT Investment Corp.	1,171	$2,951,933
Mitsui Fudosan Logistics Park Inc.	1,361	3,834,884
Mori Hills REIT Investment Corp.	3,809	3,273,473
Mori Trust REIT Inc.	5,961	2,770,264
Nippon Accommodations Fund Inc.	1,120	4,792,472
Nippon Building Fund Inc.	3,673	14,175,026
Nippon Prologis REIT Inc.	5,940	9,814,054
Nippon REIT Investment Corp.	1,030	2,263,538
Nomura Real Estate Master Fund Inc.	10,816	10,611,028
NTT UD REIT Investment Corp.	3,364	2,605,994
One REIT Inc.	591	1,019,751
Orix JREIT Inc.	6,373	6,634,998
Samty Residential Investment Corp.	992	677,514
Sankei Real Estate Inc.	1,164	658,511
Sekisui House REIT Inc.	10,074	5,323,244
SOSiLA Logistics REIT Inc.	1,647	1,274,106
Star Asia Investment Corp.	5,420	2,046,167
Starts Proceed Investment Corp.(a)	611	793,295
Takara Leben Real Estate Investment Corp.	1,846	1,230,497
Tokyu REIT Inc.	2,243	2,268,005
United Urban Investment Corp.	7,044	6,742,513
		214,299,742
Malaysia — 0.1%
Axis Real Estate Investment Trust	3,900,700	1,536,678
Pavilion REIT	3,298,300	961,959
		2,498,637
Mexico — 0.6%
Concentradora Fibra Danhos SA de CV	587,515	644,560
FIBRA Macquarie Mexico(b)	1,808,876	3,020,457
Fibra Uno Administracion SA de CV	6,893,026	8,761,036
Prologis Property Mexico SA de CV	1,671,337	5,579,795
TF Administradora Industrial S de Real de CV	1,852,305	3,983,783
		21,989,631
Netherlands — 0.2%
Eurocommercial Properties NV	101,899	2,538,032
NSI NV	40,328	855,093
Vastned Retail NV	43,343	1,097,646
Wereldhave NV	99,844	1,497,655
		5,988,426
New Zealand — 0.2%
Argosy Property Ltd.	1,981,498	1,244,149
Goodman Property Trust	2,574,586	3,164,126
Kiwi Property Group Ltd.	3,999,513	2,148,001
Stride Property Group	1,227,320	934,962
Vital Healthcare Property Trust	1,217,077	1,377,784
		8,869,022
Philippines — 0.0%
AREIT Inc.	1,965,120	1,245,547

Saudi Arabia — 0.2%
Al Maather REIT Fund	118,946	280,253
Al Rajhi REIT	541,133	1,228,832
Alahli REIT Fund 1	113,993	236,074
Alinma Retail REIT Fund, NVS	228,264	298,689
Al-Jazira Reit Fund	31,522	136,061
Alkhabeer REIT	320,240	532,610
Bonyan REIT, NVS	165,133	429,128
Derayah REIT	280,151	472,543
Jadwa REIT Alharamain Fund, NVS	162,612	260,047
MEFIC REIT, NVS	146,680	172,408
Mulkia Gulf Real Estate REIT Fund, NVS	214,138	316,193
Security	Shares	Value

Saudi Arabia (continued)
Musharaka Real Estate Income Fund, NVS	207,535	$276,020
Riyad REIT Fund	374,080	698,926
Sedco Capital REIT Fund	367,854	751,023
Sico Saudi REIT, NVS(c)	107,039	123,246
Taleem REIT	79,902	239,752
		6,451,805
Singapore — 2.8%
AIMS APAC REIT	1,582,828	1,552,389
CapitaLand Ascendas REIT	8,563,814	17,483,526
CapitaLand Ascott Trust(a)	5,833,932	3,938,954
CapitaLand China Trust(a)	2,564,330	1,324,556
CapitaLand Integrated Commercial Trust	12,160,326	18,994,871
CDL Hospitality Trusts	2,058,700	1,489,509
Cromwell European Real Estate Investment Trust(a)	770,700	1,167,726
Digital Core REIT Management Pte Ltd.	2,131,000	1,215,691
ESR-LOGOS REIT	15,051,442	3,096,541
Far East Hospitality Trust	2,473,000	1,156,919
First REIT(a)	2,850,000	543,690
Frasers Centrepoint Trust	2,640,170	4,374,025
Frasers Logistics & Commercial Trust	6,928,300	5,150,007
Keppel DC REIT(a)	3,075,233	4,669,127
Keppel REIT	5,668,200	3,715,472
Lendlease Global Commercial REIT	4,117,491	1,837,537
Mapletree Industrial Trust	4,726,310	8,200,673
Mapletree Logistics Trust(a)	8,049,913	7,804,507
Mapletree Pan Asia Commercial Trust	5,543,491	5,331,734
OUE REIT	4,985,200	1,007,732
Paragon REIT	2,726,800	1,795,155
Parkway Life REIT	960,100	2,611,955
Sasseur Real Estate Investment Trust(a)	1,284,700	645,213
Starhill Global REIT(a)	3,633,700	1,345,613
Suntec REIT(a)	5,066,100	4,483,065
		104,936,187
South Africa — 0.4%
Attacq Ltd.(a)	1,653,778	992,494
Burstone Group Ltd.	1,503,086	648,689
Emira Property Fund Ltd.	598,345	356,132
Equites Property Fund Ltd.	1,887,872	1,356,372
Growthpoint Properties Ltd.	7,862,093	5,327,013
Redefine Properties Ltd.(a)	13,885,131	3,247,806
Resilient REIT Ltd.	653,148	1,802,097
Stor-Age Property REIT Ltd.(a)	1,015,407	741,771
		14,472,374
South Korea — 0.1%
ESR Kendall Square REIT Co. Ltd.	306,984	1,103,080
JR Global REIT	259,849	750,775
LOTTE REIT Co. Ltd.	309,350	855,394
Shinhan Alpha REIT Co. Ltd.	163,894	805,723
SK REITs Co. Ltd.	436,760	1,659,480
		5,174,452
Spain — 0.5%
Inmobiliaria Colonial SOCIMI SA	765,164	4,451,163
Lar Espana Real Estate SOCIMI SA	141,109	1,243,102
Merlin Properties SOCIMI SA	967,643	11,050,358
		16,744,623
Thailand — 0.1%
CPN Retail Growth Leasehold REIT	5,877,800	1,780,902

Turkey — 0.1%
AKIS Gayrimenkul Yatirimi A/S	954,917	587,636
Akmerkez Gayrimenkul Yatirim Ortakligi AS	12,284	93,286

Schedule of Investments (unaudited) (continued)	iShares® Global REIT ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Turkey (continued)
Alarko Gayrimenkul Yatirim Ortakligi A/S	169,606	$263,747
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(c)	4,346,020	1,520,417
Is Gayrimenkul Yatirim Ortakligi AS(c)	1,070,389	526,181
		2,991,267
United Kingdom — 4.5%
Abrdn Property Income Trust Ltd.	967,372	675,278
AEW U.K. REIT PLC	399,123	480,399
Assura PLC	7,149,590	3,752,005
Balanced Commercial Property Trust Ltd.	1,271,270	1,415,288
Big Yellow Group PLC	451,934	7,028,210
British Land Co. PLC (The)	2,225,463	11,795,615
CLS Holdings PLC	329,118	387,866
Custodian Property Income REIT PLC	1,032,239	1,021,786
Derwent London PLC	269,048	7,948,201
Empiric Student Property PLC	1,399,028	1,733,589
Great Portland Estates PLC	823,329	3,715,180
Hammerson PLC	10,551,215	3,909,179
Helical PLC	258,915	745,580
Home REIT PLC(c)(d)	1,719,812	546,823
Impact Healthcare REIT PLC, Class B	787,477	885,837
Land Securities Group PLC	1,643,957	13,443,308
Life Science Reit PLC	888,981	385,134
LondonMetric Property PLC	4,763,879	12,316,893
NewRiver REIT PLC	769,703	820,200
Picton Property Income Ltd.	1,369,501	1,292,089
Primary Health Properties PLC	3,150,322	3,752,566
PRS REIT PLC (The)	1,197,597	1,262,448
Residential Secure Income PLC, NVS(b)	469,568	302,442
Safestore Holdings PLC	508,601	5,285,073
Schroder REIT Ltd.	1,268,376	782,347
Segro PLC	3,218,158	37,879,675
Shaftesbury Capital PLC	3,557,163	6,964,545
Sirius Real Estate Ltd.	3,174,450	3,869,969
Supermarket Income REIT PLC	2,917,894	2,810,342
Target Healthcare REIT PLC	1,455,349	1,525,733
Triple Point Social Housing REIT PLC(b)	824,336	631,596
Tritax Big Box REIT PLC	5,894,456	12,529,094
UNITE Group PLC (The)	966,936	11,851,963
Urban Logistics REIT PLC	1,104,325	1,765,333
Warehouse REIT PLC	905,318	998,681
Workspace Group PLC	339,447	2,676,121
		169,186,388
United States — 71.6%
Acadia Realty Trust	239,296	5,178,368
Agree Realty Corp.	237,598	16,387,134
Alexander & Baldwin Inc.	171,683	3,383,872
Alexandria Real Estate Equities Inc.	416,332	48,831,580
American Assets Trust Inc.	112,802	2,991,509
American Homes 4 Rent, Class A	811,722	29,295,047
Americold Realty Trust Inc.	683,165	20,419,802
Apartment Investment & Management Co., Class A(c)	341,136	3,022,465
Apple Hospitality REIT Inc.	547,119	8,091,890
Armada Hoffler Properties Inc.	159,138	1,890,559
AvalonBay Communities Inc.	340,965	69,870,548
Brandywine Realty Trust	417,365	2,103,520
Brixmor Property Group Inc.	721,077	18,365,831
Broadstone Net Lease Inc.	449,477	7,825,395
BXP Inc.	378,409	26,984,346
Camden Property Trust	248,414	27,511,851
CareTrust REIT Inc.	325,230	8,768,201
Centerspace	35,130	2,453,128
Security	Shares	Value

United States (continued)
Community Healthcare Trust Inc.	64,190	$1,396,774
COPT Defense Properties	269,401	7,804,547
Cousins Properties Inc.	362,705	9,978,015
CubeSmart	536,845	25,543,085
DiamondRock Hospitality Co.	500,877	4,122,218
Digital Realty Trust Inc.	776,308	116,050,283
Douglas Emmett Inc.	374,099	6,019,253
Easterly Government Properties Inc., Class A	229,840	3,201,671
EastGroup Properties Inc.	114,695	21,446,818
Elme Communities	209,887	3,454,740
Empire State Realty Trust Inc., Class A	322,047	3,468,446
EPR Properties	179,951	8,097,795
Equinix Inc.	227,952	180,136,789
Equity LifeStyle Properties Inc.	442,082	30,362,192
Equity Residential	907,891	63,216,450
Essential Properties Realty Trust Inc.	419,800	12,421,882
Essex Property Trust Inc.	153,331	42,681,217
Extra Space Storage Inc.	502,715	80,243,368
Federal Realty Investment Trust	198,123	22,120,433
First Industrial Realty Trust Inc.	316,398	17,313,299
Four Corners Property Trust Inc.	220,477	5,983,746
Gaming and Leisure Properties Inc.	625,023	31,376,155
Getty Realty Corp.	118,623	3,513,613
Global Net Lease Inc.	477,378	4,153,189
Healthcare Realty Trust Inc., Class A	910,615	16,108,779
Healthpeak Properties Inc.	1,701,141	37,118,897
Highwoods Properties Inc.	250,619	7,761,670
Host Hotels & Resorts Inc.	1,677,561	29,374,093
Hudson Pacific Properties Inc.	313,560	1,878,224
Independence Realty Trust Inc.	540,258	10,075,812
Innovative Industrial Properties Inc.	67,221	8,255,411
InvenTrust Properties Corp.	161,960	4,562,413
Invitation Homes Inc.	1,470,872	51,877,655
Iron Mountain Inc.	699,813	71,772,821
JBG SMITH Properties	212,281	3,470,794
Kilroy Realty Corp.	281,859	10,420,327
Kimco Realty Corp.	1,582,917	34,396,786
Kite Realty Group Trust	518,837	12,794,520
Lineage Inc.(c)	128,776	11,316,835
LTC Properties Inc.	102,987	3,677,666
LXP Industrial Trust	692,767	7,135,500
Macerich Co. (The)	517,557	8,286,088
Medical Properties Trust Inc.(a)	1,436,549	6,909,801
Mid-America Apartment Communities Inc.	279,279	39,034,826
National Health Investors Inc.	100,273	7,506,437
National Storage Affiliates Trust	173,247	7,375,125
NETSTREIT Corp.	175,783	2,895,146
NexPoint Residential Trust Inc.	54,342	2,374,202
NNN REIT Inc.	436,521	19,595,428
Omega Healthcare Investors Inc.	592,956	21,583,598
Paramount Group Inc.	440,077	2,306,003
Park Hotels & Resorts Inc.	497,567	7,493,359
Pebblebrook Hotel Trust(a)	281,989	3,860,429
Phillips Edison & Co. Inc.	293,137	10,289,109
Piedmont Office Realty Trust Inc., Class A	294,487	2,547,313
Prologis Inc.	2,221,944	280,076,041
Public Storage	380,160	112,496,947
Realty Income Corp.	2,071,769	118,981,694
Regency Centers Corp.	441,412	29,724,684
Retail Opportunity Investments Corp.	292,573	4,373,966
Rexford Industrial Realty Inc.	517,478	25,930,823
RLJ Lodging Trust	368,762	3,481,113

Schedule of Investments (unaudited) (continued)	iShares® Global REIT ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Ryman Hospitality Properties Inc.	139,556	$14,026,774
Sabra Health Care REIT Inc.	552,756	8,971,230
Safehold Inc.	122,178	2,827,199
Service Properties Trust	398,290	2,258,304
Simon Property Group Inc.	777,700	119,330,288
SITE Centers Corp.	450,327	6,957,552
SL Green Realty Corp.	158,077	10,534,251
STAG Industrial Inc.	435,504	17,772,918
Summit Hotel Properties Inc.	256,310	1,625,005
Sun Communities Inc.	296,431	37,566,701
Sunstone Hotel Investors Inc.	484,641	5,020,881
Tanger Inc.	255,156	7,374,008
Terreno Realty Corp.	228,061	15,601,653
UDR Inc.	787,807	31,567,427
Urban Edge Properties	285,775	5,801,233
Ventas Inc.	969,312	52,769,345
Veris Residential Inc.	190,809	2,997,609
VICI Properties Inc., Class A	2,503,713	78,266,068
Vornado Realty Trust	420,803	12,619,882
Welltower Inc.	1,422,835	158,290,394
WP Carey Inc.	521,614	30,154,505
Xenia Hotels & Resorts Inc.	245,326	3,405,125
		2,672,339,711

Total Long-Term Investments — 99.6%
(Cost: $3,774,118,207)		3,717,157,424
Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.45%(e)(f)(g)	19,803,120	$19,811,041
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.29%(e)(f)	5,240,000	5,240,000

Total Short-Term Securities — 0.6%
(Cost: $25,049,300)		25,051,041

Total Investments — 100.2%
(Cost: $3,799,167,507)		3,742,208,465

Liabilities in Excess of Other Assets — (0.2)%		(9,075,837)

Net Assets — 100.0%		$3,733,132,628

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$12,079,462	$7,732,425	(a)	$—		$(2,046)	$1,200	$19,811,041	19,803,120	$37,112	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,200,000	—		(1,960,000	)(a)	—	—	5,240,000	5,240,000	104,782		—
						$(2,046)	$1,200	$25,051,041		$141,894		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	13	09/19/24	$1,718	$68,580
Dow Jones U.S. Real Estate Index	409	09/20/24	14,847	854,867
				$923,447

Schedule of Investments (unaudited) (continued)	iShares® Global REIT ETF
July 31, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,860,821,075	$855,789,526	$546,823	$3,717,157,424
Short-Term Securities
Money Market Funds	25,051,041	—	—	25,051,041
	$2,885,872,116	$855,789,526	$546,823	$3,742,208,465
Derivative Financial Instruments(a)
Assets
Equity Contracts	$854,867	$68,580	$—	$923,447

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust